Invesco Annual Report to Shareholders September 30, 2021 QQQ Invesco QQQ TrustSM, Series 1

Table of Contents

Invesco QQQ TrustSM, Series 1

2

Introduction

The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust that issues securities called Invesco QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Underlying Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Underlying Index (the component securities of the Underlying Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

3

Invesco QQQ TrustSM, Series 1 (QQQ)

September 30, 2021

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Automobiles-4.53%
Tesla, Inc.(b)	10,651,484	$8,260,012,812

Beverages-2.17%
Keurig Dr Pepper, Inc.	18,532,570	633,072,591
Monster Beverage Corp.(b)	6,914,805	614,242,128
PepsiCo, Inc.	18,070,123	2,717,927,201

		3,965,241,920

Biotechnology-4.03%
Amgen, Inc.	7,424,265	1,578,769,952
Biogen, Inc.(b)	1,948,535	551,415,920
Gilead Sciences, Inc.	16,392,731	1,145,032,260
Incyte Corp.(b)	2,887,309	198,589,113
Moderna, Inc.(b)	5,277,422	2,031,068,631
Regeneron Pharmaceuticals, Inc.(b)	1,374,177	831,624,437
Seagen, Inc.(b)	2,378,719	403,906,486
Vertex Pharmaceuticals, Inc.(b)	3,391,744	615,228,444

		7,355,635,243

Commercial Services & Supplies-0.52%
Cintas Corp.	1,346,239	512,459,338
Copart, Inc.(b)	3,093,083	429,072,474

		941,531,812

Communications Equipment-1.64%
Cisco Systems, Inc.	55,097,891	2,998,978,207

Electric Utilities-0.87%
American Electric Power Co., Inc.	6,540,460	530,954,543
Exelon Corp.	12,784,552	618,005,244
Xcel Energy, Inc.	7,039,706	439,981,625

		1,588,941,412

Electronic Equipment, Instruments & Components-0.18%
CDW Corp.	1,797,707	327,218,628

Entertainment-2.84%
Activision Blizzard, Inc.	10,168,019	786,902,990
Electronic Arts, Inc.	3,720,726	529,273,273
NetEase, Inc., ADR (China)	3,933,079	335,884,947
Netflix, Inc.(b)	5,786,658	3,531,828,844

		5,183,890,054

Food & Staples Retailing-1.72%
Costco Wholesale Corp.	5,779,771	2,597,140,099
Walgreens Boots Alliance, Inc.	11,309,128	532,094,472

		3,129,234,571

Food Products-0.91%
Kraft Heinz Co. (The)	15,994,977	588,935,053
Mondelez International, Inc., Class A	18,275,422	1,063,264,052

		1,652,199,105

Health Care Equipment & Supplies-1.98%
Align Technology, Inc.(b)	1,033,066	687,433,108
DexCom, Inc.(b)	1,264,941	691,745,635
IDEXX Laboratories, Inc.(b)	1,112,328	691,756,783
Intuitive Surgical, Inc.(b)	1,555,596	1,546,495,764

		3,617,431,290

Health Care Technology-0.15%
Cerner Corp.	3,864,610	272,532,297

	Shares	Value
Hotels, Restaurants & Leisure-2.09%
Booking Holdings, Inc.(b)	536,792	$1,274,274,425
Marriott International, Inc., Class A(b)	4,257,749	630,530,049
Starbucks Corp.	15,416,011	1,700,540,174
Trip.com Group Ltd., ADR (China)(b)	6,904,121	212,301,721

		3,817,646,369

Industrial Conglomerates-1.05%
Honeywell International, Inc.	9,026,509	1,916,147,331

Interactive Media & Services-12.21%
Alphabet, Inc., Class A(b)	2,586,842	6,915,973,824
Alphabet, Inc., Class C(b)	2,750,818	7,331,782,723
Baidu, Inc., ADR (China)(b)	3,303,644	507,935,265
Facebook, Inc., Class A(b)	20,481,300	6,951,148,407
Match Group, Inc.(b)	3,619,128	568,166,905

		22,275,007,124

Internet & Direct Marketing Retail-9.41%
Amazon.com, Inc.(b)	4,351,236	14,293,984,310
eBay, Inc.	8,499,074	592,130,486
JD.com, Inc., ADR (China)(b)	10,320,759	745,571,630
MercadoLibre, Inc. (Argentina)(b)	649,920	1,091,475,648
Pinduoduo, Inc., ADR (China)(b)	4,994,426	452,844,605

		17,176,006,679

IT Services-4.29%
Automatic Data Processing, Inc.	5,531,504	1,105,858,280
Cognizant Technology Solutions Corp., Class A	6,871,864	509,961,027
Fiserv, Inc.(b)	8,657,864	939,378,244
Okta, Inc.(b)	1,875,556	445,144,461
Paychex, Inc.	4,704,530	529,024,399
PayPal Holdings, Inc.(b)	15,362,764	3,997,544,820
VeriSign, Inc.(b)	1,462,664	299,860,747

		7,826,771,978

Leisure Products-0.17%
Peloton Interactive, Inc., Class A(b)	3,549,804	309,010,438

Life Sciences Tools & Services-0.46%
Illumina, Inc.(b)	2,046,106	829,921,055

Machinery-0.20%
PACCAR, Inc.	4,539,023	358,219,695

Media-3.13%
Charter Communications, Inc., Class A(b)	2,403,331	1,748,567,502
Comcast Corp., Class A	59,884,228	3,349,324,872
Fox Corp., Class A	4,228,191	169,592,741
Fox Corp., Class B	3,286,619	121,999,297
Sirius XM Holdings, Inc.	52,956,696	323,035,846

		5,712,520,258

Multiline Retail-0.16%
Dollar Tree, Inc.(b)	2,940,554	281,469,829

Professional Services-0.23%
Verisk Analytics, Inc.	2,109,548	422,479,178

Road & Rail-0.48%
CSX Corp.	29,475,958	876,614,991

Semiconductors & Semiconductor Equipment-14.82%
Advanced Micro Devices, Inc.(b)	15,858,674	1,631,857,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco QQQ TrustSM, Series 1 (QQQ)–(continued)

September 30, 2021

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Analog Devices, Inc.	7,026,260	$1,176,758,025
Applied Materials, Inc.	11,805,219	1,519,685,842
ASML Holding N.V., New York Shares (Netherlands)	1,064,712	793,327,558
Broadcom, Inc.	5,363,919	2,601,125,241
Intel Corp.	53,042,654	2,826,112,605
KLA Corp.	1,996,929	667,992,720
Lam Research Corp.	1,855,962	1,056,320,772
Marvell Technology, Inc.	10,768,005	649,418,382
Microchip Technology, Inc.	3,582,877	549,935,791
Micron Technology, Inc.	14,718,454	1,044,715,865
NVIDIA Corp.	32,685,869	6,771,204,622
NXP Semiconductors N.V. (China)	3,466,477	678,978,850
QUALCOMM, Inc.	14,747,810	1,902,172,534
Skyworks Solutions, Inc.	2,159,143	355,783,583
Texas Instruments, Inc.	12,070,388	2,320,049,277
Xilinx, Inc.	3,235,455	488,521,350

		27,033,960,572

Software-16.45%
Adobe, Inc.(b)	6,228,630	3,585,946,864
ANSYS, Inc.(b)	1,140,761	388,372,082
Atlassian Corp. PLC, Class A(b)	1,795,225	702,686,969
Autodesk, Inc.(b)	2,876,556	820,307,475
Cadence Design Systems, Inc.(b)	3,618,722	548,019,260
Check Point Software Technologies Ltd. (Israel)(b)	1,736,291	196,270,335
Crowdstrike Holdings, Inc., Class A(b)	2,604,974	640,250,510
DocuSign, Inc.(b)	2,547,333	655,759,934

	Shares	Value
Software-(continued)
Intuit, Inc.	3,572,667	$1,927,489,573
Microsoft Corp.	64,566,550	18,202,601,776
Splunk, Inc.(b)	2,143,144	310,134,368
Synopsys, Inc.(b)	1,993,903	596,994,497
Workday, Inc., Class A(b)	2,497,201	624,025,558
Zoom Video Communications, Inc., Class A(b)	3,147,555	823,085,632

		30,021,944,833

Specialty Retail-0.58%
O’Reilly Automotive, Inc.(b)	901,552	550,902,365
Ross Stores, Inc.	4,669,130	508,234,801

		1,059,137,166

Technology Hardware, Storage & Peripherals-11.01%
Apple, Inc.	142,024,095	20,096,409,443

Textiles, Apparel & Luxury Goods-0.36%
lululemon athletica, inc.(b)	1,633,702	661,159,199

Trading Companies & Distributors-0.21%
Fastenal Co.	7,514,289	387,812,455

Wireless Telecommunication Services-1.14%
T-Mobile US, Inc.(b)	16,316,191	2,084,556,562

TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $179,337,051,438)		182,439,642,506
OTHER ASSETS LESS LIABILITIES-0.01%		25,017,433

NET ASSETS-100.00%		$182,464,659,939

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Assets and Liabilities

September 30, 2021

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$182,439,642,506
Cash	379,262,966
Receivable for:
Dividends	25,172,042
Investments sold	736,158,492
Fund shares sold	1,110,478,643

Total assets	184,690,714,649

Liabilities:
Payable for:
Distributions	211,859,834
Amount due to Licensor	37,496,762
Amount due to Trustee	7,013,383
Amount due to Sponsor	120,822,893
Investments purchased	1,110,698,134
Fund shares repurchased	736,042,534
Accrued expenses	2,121,170

Total liabilities	2,226,054,710

Net Assets	$182,464,659,939

Net assets consist of:
Shares of beneficial interest	$183,902,739,226
Distributable earnings (loss)	(1,438,079,287)

Net Assets	$182,464,659,939

Shares outstanding (unlimited amount authorized, no par value)	510,000,000
Net asset value	$357.77

Investments in securities, at cost	$179,337,051,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Operations

For the years ended September 30, 2021, 2020, 2019

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2021	2020	2019
Investment income:
Dividend income	$1,197,680,583	$947,785,717	$775,601,866
Foreign withholding tax	(1,527,011)	(949,316)	(718,241)

Total investment income	1,196,153,572	946,836,401	774,883,625

Expenses:
Licensing fees	131,049,411	82,322,671	58,215,743
Professional fees	146,350	146,752	146,351
Marketing expenses	114,725,473	66,859,915	43,424,140
Trustee fees	72,369,520	48,015,660	35,957,626
Other expenses	3,286,477	2,095,530	1,546,437

Total expenses	321,577,231	199,440,528	139,290,297

Net investment income	874,576,341	747,395,873	635,593,328

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(776,899,555)	(1,113,632,290)	(1,076,797,541)
In-kind redemptions	41,841,914,380	30,481,333,772	7,330,415,197

Net realized gain	41,065,014,825	29,367,701,482	6,253,617,656

Change in net unrealized appreciation (depreciation) on investment securities	(3,466,726,979)	11,445,165,757	(5,340,560,836)

Net realized and unrealized gain	37,598,287,846	40,812,867,239	913,056,820

Net increase in net assets resulting from operations	$38,472,864,187	$41,560,263,112	$1,548,650,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Changes in Net Assets

For the years ended September 30, 2021, 2020, 2019

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2021	2020	2019
Operations:
Net investment income	$874,576,341	$747,395,873	$635,593,328
Net realized gain	41,065,014,825	29,367,701,482	6,253,617,656
Change in net unrealized appreciation (depreciation)	(3,466,726,979)	11,445,165,757	(5,340,560,836)

Net increase in net assets resulting from operations	38,472,864,187	41,560,263,112	1,548,650,148

Distributions to Shareholders from:
Distributable earnings	(863,542,109)	(730,053,192)	(614,603,326)

Shareholder Transactions:
Proceeds from shares sold	266,841,591,066	212,152,487,372	140,471,265,376
Value of shares repurchased	(257,700,453,113)	(192,325,314,221)	(140,350,779,370)

Net increase in net assets resulting from share transactions	9,141,137,953	19,827,173,151	120,486,006

Net increase in net assets	46,750,460,031	60,657,383,071	1,054,532,828

Net assets:
Beginning of year	135,714,199,908	75,056,816,837	74,002,284,009

End of year	$182,464,659,939	$135,714,199,908	$75,056,816,837

Changes in Shares Outstanding:
Shares sold	819,950,000	929,400,000	805,700,000
Shares repurchased	(797,800,000)	(839,150,000)	(806,550,000)
Shares outstanding, beginning of year	487,850,000	397,600,000	398,450,000

Shares outstanding, end of year	510,000,000	487,850,000	397,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Financial Highlights

Invesco QQQ TrustSM, Series 1 (QQQ)

	Years Ended September 30,
	2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of year	$278.19	$188.77	$185.73	$145.52	$118.73

Net investment income(a)	1.79	1.71	1.62	1.42	1.33
Net realized and unrealized gain on investments	79.56	89.34	2.96	40.10	26.79

Total from investment operations	81.35	91.05	4.58	41.52	28.12

Distributions to shareholders from:
Net investment income	(1.77)	(1.63)	(1.54)	(1.31)	(1.33)

Net asset value at end of year	$357.77	$278.19	$188.77	$185.73	$145.52

Net Asset Value Total Return(b)	29.30%	48.44%	2.56%	28.60%	23.82%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$182,464,660	$135,714,200	$75,056,817	$74,002,284	$52,177,635
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.54%	0.75%	0.91%	0.85%	1.01%
Portfolio turnover rate(c)	8.89%	7.68%	6.93%	4.94%	4.16%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Notes to Financial Statements

Invesco QQQ TrustSM, Series 1

September 30, 2021

NOTE 1–Organization

The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.

The market price of each Share may differ to some degree from the Trust’s net asset value (“NAV”). Unlike conventional mutual funds, the Trust issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ–100 Index® (the “Underlying Index”).

The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Underlying Index.

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the NAV of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s NAV and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income

10

per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Trust’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

E.

Federal Income Taxes - The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Other Risks

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

Equity Risk. An investment in the Trust should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by the Trust and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government;

11

economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

NOTE 3–Agreements with the Trustee, Licensor and Sponsor

The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to the NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the Invesco EQQQ Fund on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the Invesco EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no expressed termination date.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets	Fee as Percentage of Net Assets

$0-$499,999,999*	0.10% per annum

$500,000,000-$2,499,999,999*	0.08% per annum

$2,500,000,000-$24,999,999,999*	0.06% per annum

$25,000,000,000-$49,999,999,999*	0.05% per annum

$50,000,000,000 and above*	0.04% per annum

*

The fee indicated applies to that portion of the net assets of the Trust that falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

Marketing expenses for the years ended September 30, 2021, 2020 and 2019, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Underlying Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2021, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily NAV of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeded such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.

12

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services and the Trust does not reimburse the Sponsor for such fees.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2021, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2021, 2020 and 2019:

	September 30, 2021	September 30, 2020	September 30, 2019

Ordinary income*	$863,542,109	$730,053,192	$614,603,326

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Fiscal Year-End:

Undistributed ordinary income	$241,694,750

Net unrealized appreciation – investments	2,780,711,538

Temporary book/tax differences	(211,859,830)

Capital loss carryforward	(4,243,180,312)

Post-October capital losses deferrals*	(5,445,433)

Shares of beneficial interest	183,902,739,226

Total net assets	$182,464,659,939

*

The Fund will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Trust as of September 30, 2021:

No expiration
Short-Term	Long-Term	Total*

$288,632,392	$3,954,547,920	$4,243,180,312

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13

NOTE 6–Investment Transactions

For the fiscal year ended September 30, 2021, the aggregate cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $14,197,840,756 and $14,170,147,896, respectively.

For the fiscal year ended September 30, 2021, in-kind transactions associated with creations and redemptions were $266,683,493,676 and $257,553,290,931, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$9,859,276,542

Aggregate unrealized (depreciation) of investments	(7,078,565,004)

Net unrealized appreciation of investments	$2,780,711,538

Cost of investments for tax purposes is $179,658,930,968.

NOTE 7–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, return of capital distributions received and expired capital loss carryforwards on September 30, 2021, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2021, the reclassifications were as follows:

Undistributed Net Investment Income	$(686,115)

Undistributed Net Realized Gain	(41,408,019,715)

Shares of Beneficial Interest	41,408,705,830

NOTE 8–Capital

Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the NAV per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2021, 2020 and 2019, the Trustee earned $1,851,750, $1,712,500, and $1,637,550, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2021, 2020 or 2019.

14

Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Shareholders of Invesco QQQ TrustSM, Series 1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco QQQ TrustSM, Series 1 (the “Trust”) as of September 30, 2021, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2021, the results of its operations and changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

December 22, 2021

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

15

Supplemental Information

(Unaudited)

I. Information Regarding Closing Prices vs. NAV Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. NAV is the price at which the Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of the Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that the Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2016 through September 30, 2021.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

Invesco QQQ TrustSM, Series 1

Five Year Period Ended September 30, 2021

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days

Greater than 0.25%	6	0.48%

Between zero and 0.25%	575	45.71%

Closing Price Equal to NAV	-	-%

Between zero and -0.25%	669	53.18%

Less than -0.25%	8	0.64%

Total	1,258	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

II. Annualized and Cumulative Returns for Invesco QQQ TrustSM, Series 1

Annualized Total Return

For the Period Ending September 30, 2021

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index

Invesco QQQ TrustSM, Series 1	29.30%	29.32%	29.58%	25.67%	25.65%	25.93%	22.38%	22.36%	22.65%	9.71%	9.71%	9.94%

Cumulative Total Return

For the Period Ending September 30, 2021

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index

Invesco QQQ TrustSM, Series 1	29.30%	29.32%	29.58%	213.48%	213.86%	216.73%	653.43%	654.12%	670.07%	708.60%	708.72%	747.17%

(a)

Annualized Total Returns and Cumulative Total Returns for the period since inception are calculated from the inception date of March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and NAV, respectively. Since Trust shares typically do not trade in the secondary market until after several days

16

Supplemental Information–(continued)

(Unaudited)

after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike the Trust, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

17

Supplemental Information–(continued)

(Unaudited)

Amendment No. 3 to the Trust Indenture and Agreement, dated October 15, 2020, made between the Sponsor and the Trustee, amended the Trust Indenture and Agreement, dated March 4, 1999 and as amended March 21, 2007 and April 25, 2018 (the “Trust Agreement”) to restate Section 2.D. of the Trust Agreement as follows:

The Mandatory Termination Date for the Trust shall be the date upon which the maturity, redemption, sale or other disposition, as the case may be, of the last security held by the Trust occurs.

18

Tax Information

(Unaudited)

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2021:

	Qualified Business Income*	Qualified Dividend Income*	Dividends-Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*

Invesco QQQ TrustSM, Series 1	0%	100%	100%	0%	0%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

19

Invesco QQQ TrustSM, Series 1 (QQQ)

Sponsor

Invesco Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, D.C. 20036

20

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT will be available on the Commission’s website at www.sec.gov.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-QQQ-AR-1	invesco.com/ETFs